UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                               THE GLOBAL X FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                           410 Park Avenue, 4th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 493-8631

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                    GLOBAL X/INTERBOLSA FTSE COLOMBIA 20 ETF
                           GLOBAL X FTSE NORDIC 30 ETF

                                  ANNUAL REPORT

                                OCTOBER 31, 2009

                             (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                               TABLE OF CONTENTS

Management Discussion of Fund Performance                              1
Schedules of Investments
   Global X\InterBolsa FTSE Colombia 20 ETF                            5
   Global X FTSE Nordic 30 ETF                                         8
Statements of Assets and Liabilities                                  12
Statements of Operations                                              13
Statements of Changes
   Global X\InterBolsa FTSE Colombia 20 ETF                           14
   Global X FTSE Nordic 30 ETF                                        15
Financial Highlights
   Global X\InterBolsa FTSE Colombia 20 ETF                           16
   Global X FTSE Nordic 30 ETF                                        17
Notes to Financial Statements                                         18
Report of Independent Registered Public Accounting Firm               28
Disclosure of Fund Expenses                                           29
Supplemental Information                                              31
Board Considerations in Approving the Investment Advisory Agreement   33
Trustees and Officers of the Trust                                    36

The Funds will file their complete schedules of Fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission's website at http://www.sec.gov.

                             (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X/INTERBOLSA FTSE COLOMBIA 20 ETF

The Global X/InterBolsa FTSE Colombia 20 ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X/InterBolsa 20 Index (the "Index"). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the index and as a result may or may not hold all the securities that are included in the index.

The Index is a market capitalization-weighted index of the 20 most liquid stocks in the Colombian market. The Index is designed to measure broad based equity market performance in Colombia. The Fund is the first ETF globally focused exclusively on Colombia.

For the period from the Fund's commencement date on February 5, 2009 through October 31, 2009 (the "reporting period"), the Fund increased 85.60%, while the Index increased 85.63%. The Fund commenced operations with a net asset value of $15.00 per share on February 5, 2009 and ended the period with a net asset value of $27.84 on October 31, 2009.

Colombia was among the world's top performing countries for the reporting period. None of the Fund's twenty holdings as of October 31, 2009 decreased in value during the reporting period. The best performers were Compania Colombiana de Inversiones S.A. and Corporacion Financiera Colombiana S.A., both producing returns of over 100%. The worst performer was Textiles Fabricato Tejicondor S.A., which was flat for the reporting period, followed by Compania Colombiana de Tejidos S.A., which nevertheless generated double-digit returns.

GLOBAL X FTSE NORDIC 30 ETF

The Global X FTSE Nordic 30 ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Nordic 30 Index (the "Index"). The Fund generally seeks to replicate the index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the index and as a result may or may not hold all the securities that are included in the index.

The Index is a market capitalization-weighted index of the 30 largest and most liquid stocks in Sweden, Denmark, Norway and Finland. The Index is designed to measure broad based equity market performance in these countries. The Fund is the nation's first ETF focused exclusively on the Nordic region.

                               (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the period from the Fund's commencement date on August 17, 2009 through October 31, 2009 (the "reporting period"), the Fund increased 10.83%, while the Index increased 11.60%. The Fund commenced operations with a net asset value of $14.50 per share on August 17, 2009 and ended the period with a net asset value of $16.07 on October 31, 2009.

Twenty-eight of the Fund's thirty holdings as of October 31, 2009 increased in value for the reporting period, led by Telenor ASA and DnB NOR ASA, which returned 44.99% and 35.28% respectively. The worst performers were Renewable Energy Corp. ASA and Vestas Wind Systems A/S, which returned -14.88% and -4.34% respectively.

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                    GLOBAL X/ INTERBOLSA FTSE COLOMBIA 20 ETF

GROWTH OF A $10,000 INVESTMENT

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2009*
                          Cumulative Inception to Date
                                     85.60%

                              (PERFORMANCE GRAPH)

Initial Investment Date     2/5/09  Apr 09   Oct 09
------------------------   -------  ------- -------
Global X/InterBolsa FTSE
   Columbia 20 ETF Fund    $10,000  $11,787 $18,560
FSTE Columbia 20 Index     $10,000  $11,675 $18,563

*    FUND COMMENCED OPERATIONS ON FEBRUARY 5, 2009.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
  HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED
                                     INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

   THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION OF FUND
                                  PERFORMANCE.

                             (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                           GLOBAL X FTSE NORDIC 30 ETF

GROWTH OF A $10,000 INVESTMENT

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2009*
                          Cumulative Inception to Date
                                     10.83%

                              (PERFORMANCE GRAPH)

Initial Investment Date            8/17/09   Oct 09
--------------------------------   -------   -------
Global X FTSE Nordic 30 ETF Fund   $10,000   $11,083
FSTE Nordic 30 Index               $10,000   $11,160

*    FUND COMMENCED OPERATIONS ON AUGUST 17, 2009.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
  HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED
                                     INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION OF FUND
                                  PERFORMANCE.

                             (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                             SCHEDULE OF INVESTMENTS
                   GLOBAL X/ INTERBOLSA FTSE COLOMBIA 20 ETF
                                OCTOBER 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Financials                   47.2%
Energy                       18.6%
Utilities                    10.2%
Consumer Staples              9.0%
Materials                     8.5%
Short-Term Investments        2.9%
Telecommunication Services    1.8%
Consumer Discretionary        1.3%
Industrials                   0.5%

+    Percentages based on total investments.

COMMON STOCK -- 98.2++%

                                                       SHARES        VALUE
                                                    -----------   ----------
COLOMBIA -- 98.2%
Consumer Discretionary -- 1.3%
   Cia Colombiana del Tejidos *..................   109,880,512   $   53,399
   Textiles Fabricato Tejicondor *...............     3,726,064       39,202
                                                                  ----------
                                                                      92,601
                                                                  ----------
Consumer Staples -- 9.1%
   Almacenes Exito...............................        21,906      170,551
   Almacenes Exito * (A).........................        16,657      129,684
   Grupo Nacional de Chocolates..................        31,674      330,705
                                                                  ----------
                                                                     630,940
                                                                  ----------
Energy -- 18.8%
   Ecopetrol ADR.................................        50,782    1,309,668
                                                                  ----------
Financials -- 47.8%
   Banco de Bogota...............................        21,094      338,180
   BanColombia ADR...............................        36,555    1,446,847
   Bolsa de Valores de Colombia..................    11,205,715      157,756
   Cia Colombiana de Inversiones.................        14,066      341,784
   Financiera Colombiana.........................        29,331      326,227

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                             (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                       SCHEDULE OF INVESTMENTS (CONTINUED)
                    GLOBAL X/ INTERBOLSA FTSE COLOMBIA 20 ETF
                                OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                       SHARES        VALUE
                                                    -----------   ----------
Financials -- continued
   Grupo Aval Acciones y Valores..................      698,170   $  258,491
   Grupo de Inversiones Suramericana..............       28,191      317,784
   Helm Bank......................................      339,159       73,405
   Interbolsa.....................................       56,885       67,401
                                                                  ----------
                                                                   3,327,875
                                                                  ----------
Industrials -- 0.5%
   Tableros y Maderas de Caldas...................   11,508,923       32,981
                                                                  ----------
Materials -- 8.6%
   Cementos Argos.................................       62,569      313,472
   Inversiones Argos..............................       37,562      285,667
                                                                  ----------
                                                                     599,139
                                                                  ----------
Telecommunication Services -- 1.8%
   Empresa de Telecomunicaciones de Bogota........      256,278      123,902
                                                                  ----------
Utilities -- 10.3%
   Interconexion Electrica........................       54,682      318,339
   Isagen.........................................      379,175      397,982
                                                                  ----------
                                                                     716,321
                                                                  ----------
TOTAL COLOMBIA....................................                 6,833,427
                                                                  ----------
TOTAL COMMON STOCK
   (Cost $5,300,463)..............................                 6,833,427
                                                                  ==========
TIME DEPOSIT -- 2.9%
   Brown Brothers, 0.03%..........................      202,133      202,133
                                                                  ----------
TOTAL CASH EQUIVALENT
   (Cost $202,133)................................                   202,133
                                                                  ==========
TOTAL INVESTMENTS -- 101.1%
   (Cost $5,502,596)..............................                $7,035,560
                                                                  ==========

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                             (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                       SCHEDULE OF INVESTMENTS (CONTINUED)
                    GLOBAL X/ INTERBOLSA FTSE COLOMBIA 20 ETF
                                OCTOBER 31, 2009

The following is a summary of inputs used as of October 31, 2009 in valuing the Fund's investments carried at value (See note 2 for full description of the levels):

INVESTMENTS IN
SECURITIES            LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
--------------      ----------   --------   -------   -------------
   Common Stock     $6,703,743   $129,684     $--       $6,833,427
   Time Deposit        202,133         --      --          202,133
                    ----------   --------     ---       ----------
Total Investments
   in Securities    $6,905,876   $129,684     $--       $7,035,560
                    ==========   ========     ===       ==========

     PERCENTAGES ARE BASED ON NET ASSETS OF $6,960,054.

++ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

*    NON-INCOME PRODUCING SECURITY DURING THE PERIOD.

(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE FUND. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2009, WAS $129,684 AND REPRESENTED 1.86% OF NET ASSETS.

ADR -- AMERICAN DEPOSITARY RECEIPT

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                              (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                            SCHEDULE OF INVESTMENTS
                           GLOBAL X FTSE NORDIC 30 ETF
                                OCTOBER 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Financials                   29.1%
Industrials                  20.3%
Information Technology       13.9%
Energy                        7.7%
Health Care                   7.7%
Materials                     6.5%
Telecommunication Services    6.1%
Consumer Discretionary        3.9%
Utilities                     2.5%
Consumer Staples              2.1%
Short-Term Investments        0.2%

+    Percentages based on total investments.

COMMON STOCK -- 100.0%

                                                       SHARES      VALUE
                                                       ------   ----------
DENMARK-- 19.7%
Consumer Staples -- 2.1%
   Carlsberg, Cl B .................................    1,000   $   70,587
                                                                ----------
Financials -- 3.9%
   Danske Bank .....................................    5,600      129,824
                                                                ----------
Health Care -- 7.7%
   Novo Nordisk ADR ................................    4,200      261,030
                                                                ----------
Industrials -- 6.0%
   A P Moller - Maersk, Cl B                               13       89,450
   Vestas Wind Systems * ...........................    1,600      113,413
                                                                ----------
                                                                   202,863
                                                                ----------
TOTAL DENMARK ......................................               664,304
                                                                ----------
FINLAND-- 15.3%
Financials -- 3.3%
   Sampo, Cl A .....................................    4,600      110,439
                                                                ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                              (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           GLOBAL X FTSE NORDIC 30 ETF
                                OCTOBER 31, 2009

COMMON STOCK -- CONTINUED


                                                       SHARES     VALUE
                                                       ------   ----------
Industrials -- 1.4%
   Kone, Cl B ......................................    1,300   $   48,672
                                                                ----------
Information Technology -- 6.6%
   Nokia ADR .......................................   17,700      223,197
                                                                ----------
Materials -- 1.5%
   UPM-Kymmene .....................................    4,200       50,541
                                                                ----------
Utilities -- 2.5%
   Fortum ..........................................    3,600       85,424
                                                                ----------
TOTAL FINLAND ......................................               518,273
                                                                ----------
NORWAY-- 18.8%
Energy -- 7.8%
   Seadrill ........................................    1,000       20,887
   Statoil ADR .....................................   10,200      241,332
                                                                ----------
                                                                   262,219
                                                                ----------
Financials -- 2.7%
   DnB* ............................................    7,900       90,989
                                                                ----------
Industrials -- 2.7%
   Orkla ...........................................    8,200       76,186
   Renewable Energy * ..............................    2,600       15,611
                                                                ----------
                                                                    91,797
                                                                ----------
Materials -- 3.1%
   Norsk Hydro* ....................................    7,200       47,468
   Yara International ..............................    1,700       56,588
                                                                ----------
                                                                   104,056
                                                                ----------
Telecommunication Services -- 2.5%
   Telenor* ........................................    6,600       85,468
                                                                ----------
TOTAL NORWAY .......................................               634,529
                                                                ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                              (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           GLOBAL X FTSE NORDIC 30 ETF
                                OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                       SHARES     VALUE
                                                       ------   ----------
SWEDEN-- 46.2%
Consumer Discretionary -- 3.9%
   Hennes & Mauritz, Cl B ..........................    2,300   $  132,303
                                                                ----------
Financials -- 19.4%
   Investor, Cl B ..................................    3,600       64,663
   Nordea Bank .....................................   32,100      352,327
   Skandinaviska Enskilda Banken, Cl A .............   17,000      106,418
   Svenska Handelsbanken, Cl A* ....................    4,900      129,325
                                                                ----------
                                                                   652,733
                                                                ----------
Industrials -- 10.1%
   Atlas Copco, Cl A ...............................    5,000       68,732
   Sandvik .........................................    9,500      107,419
   SKF, Cl B .......................................    3,200       51,658
   Volvo, Cl B .....................................   11,600      112,274
                                                                ----------
                                                                   340,083
                                                                ----------
Information Technology -- 7.3%
   Ericsson ADR ....................................   23,800      247,520
                                                                ----------
Materials -- 1.9%
   Svenska Cellulosa, Cl B .........................    4,700       65,569
                                                                ----------
Telecommunication Services -- 3.6%
   TeliaSonera .....................................   17,900      119,900
                                                                ----------
TOTAL SWEDEN .......................................             1,558,108
                                                                ----------
TOTAL COMMON STOCK
   (Cost $3,110,018) ...............................             3,375,214
                                                                ==========
TIME DEPOSIT -- 0.2%
   Brown Brothers, 0.03% ...........................    6,509        6,509
                                                                ----------
TOTAL CASH EQUIVALENT
   (Cost $6,509) ...................................                 6,509
                                                                ==========
TOTAL INVESTMENTS-- 100.2%
   (Cost $3,116,527) ...............................            $3,381,723
                                                                ==========

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                              (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           GLOBAL X FTSE NORDIC 30 ETF
                                OCTOBER 31, 2009

The following is a summary of inputs used as of October 31, 2009 in valuing the Fund's investments carried at value (See note 2 for full description of the levels):

INVESTMENTS IN SECURITIES           LEVEL 1    LEVEL 2   LEVEL 3       TOTAL
-------------------------         ----------   -------   -------   -------------
   Common Stock                   $3,375,214     $--       $--       $3,375,214
   Time Deposit                        6,509      --        --            6,509
                                  ----------     ---       ---       ----------
Total Investments in Securities   $3,381,723     $--       $--       $3,381,723
                                  ==========     ===       ===       ==========

     PERCENTAGES ARE BASED ON NET ASSETS OF $3,374,644.

*    NON-INCOME PRODUCING SECURITY DURING THE PERIOD.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                              (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2009

                                                       GLOBAL X/
                                                      INTERBOLSA
                                                         FTSE        GLOBAL X
                                                      COLOMBIA 20   FTSE NORDIC
                                                          ETF         30 ETF
                                                      -----------   -----------
ASSETS:
   Cost of Investments                                 $5,502,596    $3,116,527
                                                       ----------    ----------
   Investments at Value                                $7,035,560    $3,381,723
   Foreign Currency at Value (Cost $25,937, $0)            25,937            --
   Dividend and Interest Receivable                         3,336            --
   Unrealized Appreciation on Spot Currency
   Contracts                                                2,058            --
   Receivable for Investment Securities Sold                   --        18,140
                                                       ----------    ----------
   TOTAL ASSETS                                         7,066,891     3,399,863
                                                       ----------    ----------
LIABILITIES:
   Payable for Investment Securities Purchased             99,502            --
   Foreign Currency at Value (Proceeds $0, $22,341)            --        22,341
   Payable due to Investment Adviser                        3,567         1,378
   Other Accrued Expenses                                   3,768         1,500
                                                       ----------    ----------
   TOTAL LIABILITIES                                      106,837        25,219
                                                       ----------    ----------
   NET ASSETS                                          $6,960,054    $3,374,644
                                                       ==========    ==========
NET ASSETS CONSIST OF:
   Paid-in Capital                                     $5,304,500    $3,109,401
   Undistributed Net Investment Income (Loss)             116,542        (2,006)
   Accumulated Net Realized Gain on Investments             3,547         2,157
   Net Unrealized Appreciation on Investments           1,532,964       265,196
   Net Unrealized Appreciation (Depreciation) on
      Foreign Currency Translations                         2,501          (104)
                                                       ----------    ----------
   NET ASSETS                                          $6,960,054    $3,374,644
                                                       ==========    ==========
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)           250,000       210,000
   Net Asset Value, Offering and Redemption Price
      Per Share                                        $    27.84    $    16.07
                                                       ==========    ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                              (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED OCTOBER 31, 2009

                                                        GLOBAL X/
                                                        INTERBOLSA      GLOBAL X
                                                      FTSE COLOMBIA   FTSE NORDIC
                                                         20 ETF*        30 ETF**
                                                      -------------   -----------
INVESTMENT INCOME:
   Dividend Income                                      $   90,957      $     --
   Interest Income                                              15             1
   Less: Foreign Taxes Withheld                             (2,163)           --
                                                        ----------      --------
      TOTAL INVESTMENT INCOME                               88,809             1
                                                        ----------      --------
EXPENSES:
   Supervision and Administration Fees(1)                   15,892         2,690
   Custodian Fees                                            4,206            --
                                                        ----------      --------
      TOTAL EXPENSES                                        20,098         2,690
                                                        ----------      --------
   NET INVESTMENT INCOME (LOSS)                             68,711        (2,689)
                                                        ----------      --------
   NET REALIZED GAIN ON:
      Investments                                            3,547         2,575
      Foreign Currency Transactions                         47,831           265
                                                        ----------      --------
   NET REALIZED GAIN ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS                                 51,378         2,840
                                                        ----------      --------
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION ) ON:
      Investments                                        1,532,964       265,196
      Foreign Currency Transactions                          2,501          (104)
                                                        ----------      --------
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS                              1,535,465       265,092
                                                        ----------      --------
   NET REALIZED AND UNREALIZED GAIN ON
      INVESTMENTS AND FOREIGN CURRENCY
      TRANSACTIONS                                       1,586,843       267,932
                                                        ----------      --------
   NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS                                        $1,655,554      $265,243
                                                        ==========      ========

*    THE FUND COMMENCED OPERATIONS ON FEBRUARY 5, 2009.

**   THE FUND COMMENCED OPERATIONS ON AUGUST 17, 2009.

(1) THE SUPERVISION AND ADMINISTRATION FEES REFLECT THE SUPERVISORY AND ADMINISTRATIVE FEE, WHICH INCLUDES FEES PAID BY THE FUNDS FOR THE INVESTMENT ADVISORY SERVICES PROVIDED BY THE ADVISER.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                              (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                       STATEMENT OF CHANGES IN NET ASSETS
                    GLOBAL X/ INTERBOLSA FTSE COLOMBIA 20 ETF

                                                                    PERIOD ENDED
                                                                     OCTOBER 31,
                                                                       2009 *
                                                                    ------------
OPERATIONS:
   Net Investment Income                                             $   68,711
   Net Realized Gain on Investments and Foreign Currency
      Transactions                                                       51,378
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments and Foreign Currency Transactions                   1,535,465
                                                                     ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               1,655,554
                                                                     ----------
CAPITAL SHARE TRANSACTIONS:
   Issued                                                             5,304,500
                                                                     ----------
   INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS             5,304,500
                                                                     ----------
   TOTAL INCREASE IN NET ASSETS                                       6,960,054
                                                                     ----------
NET ASSETS:
   Beginning of Period                                                       --
                                                                     ----------
   End of Period (Includes undistributed net investment income of
      $116,542)                                                      $6,960,054
                                                                     ==========
SHARE TRANSACTIONS:
   Issued                                                               250,000
                                                                     ----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS           250,000
                                                                     ==========

*    THE FUND COMMENCED OPERATIONS ON FEBRUARY 5, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                              (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                       STATEMENT OF CHANGES IN NET ASSETS
                           GLOBAL X FTSE NORDIC 30 ETF

                                                                    PERIOD ENDED
                                                                     OCTOBER 31,
                                                                        2009*
                                                                    ------------
OPERATIONS:
   Net Investment Loss                                               $   (2,689)
   Net Realized Gain on Investments and Foreign Currency
   Transactions                                                           2,840
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments and Foreign Currency Transactions                     265,092
                                                                     ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 265,243
                                                                     ----------
CAPITAL SHARE TRANSACTIONS:
   Issued                                                             3,109,401
                                                                     ----------
   INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS             3,109,401
                                                                     ----------
   TOTAL INCREASE IN NET ASSETS                                       3,374,644
                                                                     ----------
NET ASSETS:
   Beginning of Period                                                       --
                                                                     ----------
   End of Period (Includes accumulated net investment
      loss of $2,006)                                                $3,374,644
                                                                     ==========
SHARE TRANSACTIONS:
   Issued                                                               210,000
                                                                     ----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS           210,000
                                                                     ==========

*    THE FUND COMMENCED OPERATIONS ON AUGUST 17, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                              FINANCIAL HIGHLIGHTS
                    GLOBAL X/INTERBOLSA FTSE COLOMBIA 20 ETF

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       PERIOD ENDED
                                                        OCTOBER 31,
                                                           2009*
                                                       ------------
Net Asset Value,
   Beginning of Period                                   $ 15.00
                                                         -------
Income from
   Investment Operations:
   Net Investment Income(1)                                 0.50
   Net Realized and Unrealized Gains on Investments        12.34
                                                         -------
Total from Investment Operations                           12.84
                                                         -------
Dividends and Distributions:
   Net Investment Income                                      --
   Net Realized Gains                                         --
                                                         -------
Total from Investment Operations                              --
                                                         -------
Net Asset Value, End of Period                           $ 27.84
                                                         =======
Total Return(2)                                            85.60%
                                                         =======
Net Assets, End of Period (000)                          $ 6,960
Ratio of Net Expenses to Average Net Assets                 0.86%+
Ratio of Net Investment Income to Average Net Assets        2.93%+
Portfolio Turnover Rate                                     1.94%

* THE FUND COMMENCED OPERATIONS ON FEBRUARY 5, 2009.

(1)  PER SHARE CALCULATIONS WERE CALCULATED USING AVERAGE SHARES.

(2) TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

+    ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                              FINANCIAL HIGHLIGHTS
                           GLOBAL X FTSE NORDIC 30 ETF

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       PERIOD ENDED
                                                        OCTOBER 31,
                                                           2009*
                                                       ------------
Net Asset Value,
   Beginning of Period                                   $14.50
                                                         ------
Income from Investment Operations:
   Net Investment Loss(1)                                 (0.02)
   Net Realized and Unrealized Gains on Investments        1.59
                                                         ------
Total from Investment Operations                           1.57
                                                         ------
Dividends and Distributions :
   Net Investment Income                                     --
   Net Realized Gains                                        --
                                                         ------
Total from Investment Operations                             --
                                                         ------
Net Asset Value, End of Period                           $16.07
                                                         ======
Total Return(2)                                           10.83%
                                                         ======
Net Assets, End of Period (000)                          $3,375
Ratio of Net Expenses to Average Net Assets                0.50%+
Ratio of Net Investment Loss to Average Net Assets        (0.50)%+
Portfolio Turnover Rate                                    0.70%

*    THE FUND COMMENCED OPERATIONS ON AUGUST 17, 2009.

(1) PER SHARE CALCULATIONS WERE CALCULATED USING AVERAGE SHARES.

(2) TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

+    ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 2009

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company with nineteen investment portfolios: Global X FTSE Nordic 30 ETF, Global X FTSE Denmark 30 ETF, Global X FTSE Finland 30 ETF, Global X FTSE Norway 30 ETF, Global X FTSE Argentina 20 ETF, Global X/InterBolsa FTSE Colombia 20 ETF, Global X FTSE Egypt 30 ETF, Global X FTSE Peru 20 ETF, Global X FTSE Philippines 30 ETF, Global X FTSE Poland 30 ETF, Global X FTSE United Arab Emirates 20 ETF, Global X Emerging Africa NRX 40 ETF, Global X Pakistan KSE30 ETF, Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF and Global X China Technology ETF. As of October 31, 2009, only the Global X/InterBolsa FTSE Colombia 20 ETF and the Global X FTSE Nordic 30 ETF (the "Funds") are operational. The Funds seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. Global X Management Company LLC (the "Adviser"), a Delaware Limited Liability Company, serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board of Trustees (the "Board"), the Adviser is responsible for managing the investment activities of the Fund, the Funds' business affairs and other administrative matters.

2. SIGNIFICANT ACCOUNTING POLICIES

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHES ACCOUNTING STANDARDS CODIFICATION

The FASB has issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB Accounting Standards Codification(TM)" and the Hierarchy of Generally Accepted Accounting Principles ("GAAP") ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                October 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds have implemented the Codification as of October 31, 2009.

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                October 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Funds calculated their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculated net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds' Sub-administrator, SEI Investments Global Fund Services ("SEIGFS"), monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                October 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the year ended October 31, 2009 there has been no significant changes to the Funds' fair valuation methodologies.

FEDERAL INCOME TAXES -- It is the Funds' intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                October 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of (i) investment securities, (ii) income and (iii) expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                October 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of October 31, 2009, there were no open forward foreign currency exchange contracts.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS -- The Global X/InterBolsa FTSE Colombia 20 ETF and the Global X FTSE Nordic ETF issue and redeem Shares at NAV and only in large blocks of 50,000 and 70,000 Shares, respectively (each block of 50,000 and 70,000 Shares respectively, called a "Creation Unit" or multiples thereof). Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $2,600 and $1,500 respectively, per transaction (assuming 50,000 and 70,000 Shares respectively, in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $750,000 and $1,015,000, respectively. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $2,600 and $1,500, respectively, per transaction (assuming 50,000 and 70,000 Shares, respectively, in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged.

ACCOUNTING PRONOUNCEMENTS -- In March 2008 the FASB issued an update to ASC 815, Derivatives and Hedging that amends and expands disclosure requirements for derivative and hedging activities. The topic is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management has adopted and there is no affect on the financial statements.

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds' business affairs and

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                October 31, 2009

3. RELATED PARTY TRANSACTIONS (continued)

other administrative matters. Subject to the general supervision of the Board of Trustees of the Trust, the Adviser provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an all-in fee structure. For its service to the Funds, under the Supervision and Administration Agreement, Global X/InterBolsa FTSE Colombia 20 ETF pays a monthly a fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.68%, and Global X FTSE Nordic ETF pays a monthly a fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.50%. In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses). With respect to the Global X/InterBolsa FTSE Colombia 20 ETF, that Fund bears custody expenses, whereas the Adviser bears the cost of the custody services with respect to the Global X FTSE Nordic 30 ETF. The Funds incurred $15,892 and $2,690 respectively, of Supervision and Administration Fees for the year ended October 31, 2009, of which $3,567 and $1,378, respectively, were outstanding as of October 31, 2009.

The Adviser and InterBolsa S.A. ("InterBolsa"), one of the leading broker-dealers located in Colombia, have entered into an agreement, pursuant to which InterBolsa agrees to provide certain marketing, marketing-related and other services and allows the use of InterBolsa's name and brand with respect to the Global X/InterBolsa FTSE Colombia 20 ETF. Under this agreement, InterBolsa has agreed to make an initial payment to the Adviser regarding certain start up expenses for the Fund and the Adviser has agreed to share with InterBolsa fifty percent (50%) of the Adviser's legitimate profits with respect to the Global X/InterBolsa FTSE Colombia 20 ETF.

SEIGFS serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, registration statements, proxy statements and all other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services,

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                October 31, 2009

3. RELATED PARTY TRANSACTIONS (continued)

the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

SEI Investments Distribution Co. ("SIDCO") serves as each Fund's underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust's custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. SIDCO bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2009, the purchases and sales of investments in securities other than long-term U.S. Government and short-term securities were:

                                                SALES AND
GLOBAL X FUNDS                     PURCHASES   MATURITIES
--------------                    ----------   ----------
InterBolsa FTSE Colombia 20 ETF   $5,362,525     $65,604
FTSE Nordic 30 ETF                $3,125,686     $18,243

There were no purchases or sales of long-term U.S. Government securities for the Global X/InterBolsa FTSE Colombia 20 ETF and the Global X FTSE Nordic 30 ETF.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to foreign currency and net operating losses, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2009.

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                October 31, 2009

5. TAX INFORMATION (continued)

                     UNDISTRIBUTED
                          NET         ACCUMULATED
                      INVESTMENT     NET REALIZED
GLOBAL X FUNDS          INCOME           LOSS
--------------       -------------   ------------
InterBolsa FTSE
Colombia 20 ETF         $47,831        $(47,831)
FTSE Nordic 30 ETF      $   683        $   (683)

There were no distributions from either Fund during the period ended October 31, 2009.

As of October 31, 2009, the components of Distributable Earnings on a tax basis were as follows:

                                                GLOBAL X/
                                             INTERBOLSA FTSE   GLOBAL X FTSE
                                             COLOMBIA 20 ETF   NORDIC 30 ETF
                                             ---------------   -------------
UNDISTRIBUTED ORDINARY INCOME                  $  215,829        $  2,157
UNREALIZED APPRECIATION ON INVESTMENTS AND
   FOREIGN CURRENCY                             1,441,777         263,086
OTHER TEMPORARY DIFFERENCES                        (2,052)             --
                                               ----------        --------
TOTAL DISTRIBUTABLE EARNINGS                   $1,655,554        $265,243
                                               ==========        ========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2009, the Funds had no capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2009 were as follows:

                                   AGGREGATED     AGGREGATED
                                      GROSS         GROSS            NET
                       FEDERAL     UNREALIZED     UNREALIZED     UNREALIZED
GLOBAL X FUNDS        TAX COST    APPRECIATION   DEPRECIATION   APPRECIATION
--------------       ----------   ------------   ------------   ------------
InterBolsa FTSE
Colombia 20 ETF      $5,596,284    $1,492,920      $(53,644)     $1,439,276
FTSE Nordic 30 ETF   $3,118,533    $  285,920      $(22,730)     $  263,190

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                October 31, 2009

6. CONCENTRATION OF RISKS (continued)

future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

7. OTHER

At October 31, 2009, 100% of total shares outstanding were held by two shareholders for the Global X/InterBolsa FTSE Colombia 20 ETF and 100% of total shares outstanding were held by one shareholder for the Global X FTSE Nordic 30 ETF.

Pursuant to the Trust's organizational documents, the Trustees of the Trust and the Trust's officers are indemnified against certain liabilities that may arise out of the performance of their duties. Additionally; in the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established.

8. SUBSEQUENT EVENT

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through December 22, 2009, (i.e., the date the financial statements were available to be issued).

Subsequent to year end, the following investment portfolios of the Trust commenced operations.

FUND NAME                        COMMENCED OPERATIONS
---------                        --------------------
Global X China Consumer ETF       November 30, 2009
Global X China Industrials ETF    November 30, 2009
Global X China Technology ETF     December 8, 2009
Global X China Financials ETF     December 10, 2009
Global X China Energy ETF         December 15, 2009

                              (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                        REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                                October 31, 2009

To the Shareholders and Board of Trustees of the Global X Funds

We have audited the accompanying statement of assets and liabilities of the Global X/ InterBolsa FTSE Colombia 20 ETF, a series of the Global X Funds, including the schedule of investments, as of October 31, 2009 and the related statements of operations, changes in net assets and financial highlights for the period February 5, 2009 (commencement of investment operations) through October 31, 2009. We have also audited the accompanying statement of assets and liabilities of the Global X FTSE Nordic 30 ETF, a series of the Global X Funds, including the schedule of investments, as of October 31, 2009 and the related statements of operations, changes in net assets and financial highlights for the period August 17, 2009 (commencement of investment operations) through October 31, 2009. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of October 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Global X/ InterBolsa FTSE Colombia 20 ETF and Global X FTSE Nordic 30 ETF, as of October 31, 2009, the results of their operations, changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

                                        (SANVILLE & COMPANY)

Abington, Pennsylvania
December 22, 2009

                              (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Funds under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                              (GLOBAL X FUNDS LOGO)
                             The World in your Hands

               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)

                              BEGINNING    ENDING                  EXPENSES
                               ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                VALUE       VALUE       EXPENSE     DURING
                               05/01/09   10/31/09      RATIOS      PERIOD
                              ---------   ---------   ----------   --------
GLOBAL X\INTERBOLSA FTSE COLOMBIA 20 ETF(1)
ACTUAL FUND RETURN            $1,000.00   $1,574.70      0.86%      $5.58
HYPOTHETICAL 5% RETURN         1,000.00    1,020.87      0.86        4.38
GLOBAL X FTSE NORDIC 30 ETF
ACTUAL FUND RETURN            $1,000.00   $1,108.30      0.50%      $1.07(2)
HYPOTHETICAL 5% RETURN         1,000.00    1,022.68      0.50        2.55(1)

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD.)

(2) COMMENCED OPERATIONS ON AUGUST 17, 2009. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 74/365 (TO REFLECT THE PERIOD FROM INCEPTION TO DATE.)

                              (GLOBAL X FUNDS LOGO)
                             The World in your Hands

                      SUPPLEMENTAL INFORMATION (UNAUDITED)

Net asset value, or "NAV", is the price per share at which the Funds issue and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds' NAV is calculated. The Funds' Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Global X/InterBolsa FTSE Colombia 20 ETF Fund. The information shown for the Global X/InterBolsa FTSE Colombia 20 ETF Fund is for the full calendar quarter completed after the inception date of the Global X/InterBolsa FTSE Colombia 20 ETF Fund through the date of the most recent calendar quarter end.

Information for the Global X FTSE Nordic 30 ETF showing the frequency distributions of premiums and discounts for the Fund is not presented as it commenced operations on August 17, 2009, and did not have a full quarter of information as of October 31, 2009.

Each line in the table shows the number of trading days in which the Global X/ InterBolsa FTSE Colombia 20 ETF Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                    GLOBAL X/INTERBOLSA FTSE COLOMBIA 20 ETF

                                         NUMBER OF   PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                      DAYS       TOTAL DAYS
----------------------                   ---------   -------------
Greater than 3.5%                             1           0.54%
Greater than 3.0% and Less than 3.5%          3           1.63
Greater than 2.0% and Less than 2.5%          6           3.26
Greater than 1.5% and Less than 2.0%         15           8.15
Greater than 1.0% and Less than 1.5%         22          11.96
Greater than 0.5% and Less than 1.0%         29          15.76
Between 0.5% and -0.5%                       34          18.48
Less than -0.5% and Greater than -1.0%       15           8.15
Less than -1.0% and Greater than -1.5%       21          11.41
Less than -1.5% and Greater than -2.0%       15           8.15
Less than -2.0% and Greater than -2.5%       10           5.43
Less than -2.5% and Greater than -3.0%        5           2.72
Less than -3.0% and Greater than -3.5%        3           1.63
Less than -3.5% and Greater than -4.0%        2           1.09
Less than -4.0% and Greater than -4.5%        2           1.09
Less than -4.5% and Greater than -5.0%        1           0.55
                                            ---         ------
Total                                       184         100.00%
                                            ---         ------

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                     BOARD CONSIDERATIONS IN APPROVING THE
                         INVESTMENT ADVISORY AGREEMENT

GLOBAL X FTSE NORDIC 30 ETF

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund's board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider and approve the terms of the mutual fund's investment advisory agreement.

As you are aware, the Global X FTSE Nordic 30 ETF ("Fund") commenced operations on August 17, 2009. However, the investment advisory agreement ("Agreement") between the Global X Funds ("Trust"), on behalf of the Fund and Global X Management LLC ("Global X Management") was approved at an in person meeting of the Board of Trustees ("Board') of the Trust meeting held on September 26, 2008. At that meeting, the Board of Trust, including each of the Independent Trustees, unanimously voted to approve the Agreement between the Trust, on behalf of the Fund and Global X Management. In advance of the September 26, 2008 Board meeting, the Board reviewed written responses from Global X Management to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses.

In determining to approve the Agreement, the Board concluded that the Agreement was fair and reasonable and in the best interests of the Fund and its shareholders. The Board considered the following categories of material factors, among others, relating to the agreements. Based upon its review of these various factors, as well as other information, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreement. In reaching this decision, the Board did not assign relative weights to the factors discussed below or deem any one factor or group of them to be controlling in and of themselves.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered information and data concerning the nature, extent, and quality of the services to be provided to the Fund by Global X Management. The Board considered, among other things, the terms of the Agreement and the range of services to be provided to the Fund in accordance with the Agreement. The Board reviewed information about Global X Management's key personnel and the portfolio managers who would provide investment advisory services to the Fund. The Board also considered Global X Management's responsibilities under the Agreement to, among other things, (i) manage the investment operations of the Fund and the composition of the Fund's assets, including the purchase, retention and disposition of its holdings, (ii)

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                     BOARD CONSIDERATIONS IN APPROVING THE
                   INVESTMENT ADVISORY AGREEMENT (CONTINUED)

provide quarterly reports to the Trust's officers and Board, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the Fund, (iv) select broker-dealers to execute portfolio transactions for the Fund, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Fund, the periodic updating of the registration statement, prospectus, statement of additional information, and other reports and documents for the Fund required to be filed by the Trust with the Securities and Exchange Commission and other governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of the Fund by shareholders and new investors. The Board also considered the quality of the services to be provided and the quality of Global X Management's resources that would be made available to the Fund. The Board evaluated Global X Management's proposed administrative services, and information the Board received regarding the experience and professional qualifications of Global X Management's key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by Global X Management.

PERFORMANCE

The Board considered that, because the Fund had not started operations, meaningful data relating to its performance was not available and could not be a factor in approving the Agreement.

COST OF SERVICES AND PROFITABILITY

The Board reviewed information regarding Global X Management's cost to provide investment management and related services to the Fund and the profitability to it from managing the Fund. The Board considered the proposed advisory fee schedule and considered information about the profitability to Global X Management from all services to be provided to the Fund and all aspects of its relationships with the Fund. The Board noted that Global X Management expected that it would not be generating any profits from its services to the Fund during the first year of the Fund's operations.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with the Fund would not be excessive.

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                     BOARD CONSIDERATIONS IN APPROVING THE
                   INVESTMENT ADVISORY AGREEMENT (CONTINUED)

COMPARISON OF FEES AND SERVICES

The Board considered comparative information with respect to the investment advisory fee to be paid by the Fund to Global X Management. In this regard, the Board considered the proposed unitary fee structure and the projected total expense ratios for the Fund. The Board noted that, under a Supervision and Administration Agreement, Global X Management would be responsible for certain expenses of the Fund, including the cost of advisory services, fund administration, transfer agency services, custody, legal, audit, and other services for the Fund, except taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses). The Board considered comparative expense data for the Fund, including the fees and expenses paid by other comparable country and regional focused exchange traded funds.

Based on these considerations, the Board concluded that the Fund's investment advisory fee, in conjunction with the information about quality of services, profitability, and other matters discussed, supports the conclusion that the investment advisory fee is fair and reasonable.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the proposed fees for the Fund reflected these economies of scale. The Board reviewed the Fund's fee arrangements and noted that Global X Management does not expect to make a profit from its services to the Fund for at least the first year of operations of the Fund and the significant investment of time and resources that Global X Management has made in the Fund. In addition, the Trustees considered that the implementation of a unitary fee provides certainty of the total expenses for the Fund and its shareholders. Based on these considerations, the Board concluded that a flat advisory fee was fair and reasonable.

OTHER BENEFITS

In addition to the categories discussed above, the Board considered whether there were other benefits that may be realized by Global X Management as a result from its relationship with the Fund. The Board reached no conclusion as to what if any other benefits Global X Management might realize from its relationship with the Fund.

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                       TRUSTEES AND OFFICERS OF THE TRUST

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

                                                                   NUMBER OF
   NAME,                                                           FUNDS IN         OTHER
  ADDRESS          POSITION(S)        PRINCIPAL OCCUPATION(S)       TRUST       DIRECTORSHIPS
 (YEAR OF              HELD                   DURING              OVERSEEN BY       HELD
   BIRTH)          WITH FUNDS           THE PAST 5 YEARS           DIRECTOR      BY TRUSTEES
-------------   -----------------   ---------------------------   -----------   -------------
INDEPENDENT TRUSTEES
Sanjay Ram      Director            President of Risk Advisors        2(2)           None.
Bharwani        (since              Inc. (since 2007); Chief
410 Park        2008)               Information Officer, M.
Ave,                                Safra & Co (2004-2006);
4th floor                           President, Atze Consulting
New York,                           Inc. (2002-2004)
NY 10022
(1974)

Scott R.        Director            Founder and President,           2(2)            None.
Chichester(1)   (since              DirectPay USA LLC (since
410 Park        2008)               2006); Chief Financial
Ave,                                Officer, Ong Corporation
4th floor                           (2002-2008).
New York,
NY 10022
(1970)

Kartik          Director            Senior Product Manager,          2(2)            None.
Kiran Shah      (since              Wireless Generation (since
410 Park        2008)               2008); Manager, Amgen
Ave,                                (2003-2006)
4th floor
New York,
NY 10022
(1977)

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                 TRUSTEES AND OFFICERS OF THE TRUST (CONTINUED)

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2009.

                                                                   NUMBER OF
   NAME,                                                           FUNDS IN         OTHER
  ADDRESS          POSITION(S)        PRINCIPAL OCCUPATION(S)        TRUST      DIRECTORSHIPS
 (YEAR OF             HELD                    DURING              OVERSEEN BY       HELD
   BIRTH)          WITH FUNDS            THE PAST 5 YEARS          DIRECTOR      BY TRUSTEES
-------------   -----------------   ---------------------------   -----------   -------------
INTERESTED TRUSTEE / OFFICERS
Bruno del       Director (since     Chief Executive Officer,         2(2)           None.
Ama             2008),              Global X Management
410 Park        President, Chief    Company LLC (since
Ave,            Executive           2008); Head of Global
4th floor       Officer             Structured Products
New York,       (since 2008)        Operations at Radian
NY 10022                            Asset Assurance (2004-
(1976)                              2008); Senior Manager at
                                    Oliver Wyman (1998-
                                    2004).

Jose C.         Chief Operating     Founder and President of         N/A            N/A
Gonzalez        Officer, Chief      GWM Group, Inc. (since
410 Park        Compliance          2006); Financial Advisor,
Ave,            Officer and         Broad Street Securities,
4th floor       Chief Financial     Inc. (2004-2006);
New York,       Officer,            Financial Advisor, Lloyd,
NY 10022        Secretary           Scott, & Valenti, Ltd.
(1976)          (since 2008)        (2002-2004).

Joseph          Assistant           Corporate Counsel of Sub-        N/A            N/A
Gallo(3)        Secretary           Administrator (since
One                                 2007); Associate Counsel,
Freedom                             ICMA Retirement
Valley                              Corporation (2004-2007).
Drive
Oaks, PA
19456
(1973)

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                 TRUSTEES AND OFFICERS OF THE TRUST (CONTINUED)

   NAME,                                                              OTHER
  ADDRESS          POSITION(S)         PRINCIPAL OCCUPATION(S)     DIRECTORSHIPS
 (YEAR OF             HELD                     DURING                  HELD
   BIRTH)          WITH FUNDS            THE PAST 5 YEARS          BY TRUSTEES
-------------   -----------------   ---------------------------   --------------
Stephen         Assistant           Fund Accounting                  N/A
Panner(3)       Treasurer           Director of the Sub-
One Freedom                         Administrator since
Valley Drive                        2005. Fund
Oaks,                               Administration Manager,
PA 19456                            Old Mutual Fund
(1970)                              Services, 2000-2005.
                                    Chief Financial Officer,
                                    Controller and Treasurer,
                                    PBHG Funds and PBHG
                                    Insurance Series Fund,
                                    2004-2005. Assistant
                                    Treasurer, PBHG Funds
                                    and PBHG Insurance
                                    Series Fund, 2000-2004.
                                    Assistant Treasurer, Old
                                    Mutual Advisors Fund,
                                    2004-2005.

----------
(1) Mr. Chichester is currently married to a sister of Mr. del Ama's wife. While an "immediate family member" as defined in Section 2(a) (19) of the 1940 Act of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an independent trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an independent trustee of the Trust.

(2) The Trust consists of nineteen investment portfolios. However, as of October 31, 2009, only the Global X/InterBolsa FTSE Colombia 20 ETF Fund and the Global X FTSE Nordic 30 ETF Fund were operational.

(3) These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

                             410 Park Ave, 4th floor
                               New York, NY 10022
                                 1-888-GXFund-1
                                (1-888-493-8631)
                              www.globalxfunds.com

                               INVESTMENT ADVISER:
                         Global X Management Company LLC
                             410 Park Ave, 4th floor
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                               SUB-ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                                   Dechert LLP
                                  1175 I Street
                            Washington, DC 20006-2401

This information must be preceded or accompanied by a current prospectus for the
                                Funds described.

GLX-AR-001-0100

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Scott Chichester and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Sanville & Company related to the Trust.

Sanville & Company billed the Trust aggregate fees for services rendered to the Trust for the last fiscal year was as follows:

                                                             2009
                      ----------------------------------------------------------------------------------
                       All fees and services   All fees and services to   All other fees and services to
                      to the Trust that were    service affiliates that     service affiliates that did
                           pre-approved            were pre-approved         not require pre-approval
                      ----------------------   ------------------------   ------------------------------
(a)   Audit Fees              $31,000                     $0                            $0
(b)   Audit-Related
      Fees                    $     0                     $0                            $0
(c)   Tax Fees                $     0                     $0                            $0
(d)   All Other
      Fees                    $     0                     $0                            $0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows Sanville & Company:

                     2009
                     ----
Audit-Related Fees    0%
Tax Fees              0%
All Other Fees        0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Sanville & Company for the last fiscal year was $0.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Global X Funds


By (Signature and Title)*                  \s\ Bruno del Ama
                                           -------------------------------------
                                           Bruno del Ama
                                           President

Date: January 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  \s\ Bruno del Ama
                                           -------------------------------------
                                           Bruno del Ama
                                           President

Date: January 7, 2010


By (Signature and Title)*                  \s\ Jose C. Gonzalez
                                           -------------------------------------
                                           Jose C. Gonzalez
                                           CFO

Date: January 7, 2010

* Print the name and title of each signing officer under his or her signature.